Schedule of Investments

May 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–95.27%
New Jersey–80.98%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2042	$1,250	$ 1,355,844
Casino Reinvestment Development Authority, Inc.;
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2024	1,665	1,668,977
Series 2004, RB (INS - AMBAC)(a)	5.00%	01/01/2025	220	220,445
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2028	1,000	1,053,771
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2031	2,000	2,099,159
Series 2014, Ref. RB	5.25%	11/01/2039	3,000	3,129,743
Series 2014, Ref. RB	5.25%	11/01/2044	3,000	3,124,166
Essex (County of), NJ Improvement Authority; Series 1999, RB (INS - AMBAC)(a)	5.13%	04/01/2029	90	90,054
Essex (County of), NJ Improvement Authority (559 Broad/Hazelwood); Series 2020 A, RB(b)	4.00%	08/01/2060	1,500	1,324,884
Essex (County of), NJ Improvement Authority (CHF-Newark LLC-NJIT Student Housing);
Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2051	750	744,364
Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2056	750	742,133
Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2060	1,000	988,984
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(a)(c)	0.00%	11/01/2026	140	123,163
Series 2005 A, RB (INS - AGM)(a)	5.75%	11/01/2028	460	527,617
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment); Series 2022, RB	4.00%	12/15/2031	2,000	2,155,670
Lavallette School District; Series 2005, GO Bonds (INS - SGI)(a)	4.20%	02/01/2025	10	10,023
Middlesex (County of), NJ Improvement Authority; Series 2000, RB (INS - AMBAC)(a)(d)	5.50%	09/01/2030	20	20,049
New Brunswick (City of), NJ Parking Authority;
Series 2012, Ref. RB	5.00%	09/01/2027	445	447,877
Series 2012, Ref. RB	5.00%	09/01/2029	605	608,654
New Jersey (State of);
Series 2017 XF0553, GO Bonds(e)	5.00%	06/01/2028	5,000	5,552,669
Series 2020 A, GO Bonds	4.00%	06/01/2031	4,000	4,318,500
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB(f)(g)	5.00%	06/15/2026	300	331,570
Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2028	600	650,267
New Jersey (State of) Economic Development Authority;
Series 1998 B, RB(d)	6.50%	04/01/2031	90	94,006
Series 1999 A, RB	6.25%	07/01/2024	15	15,041
Series 2005 N-1, Ref. RB (INS - NATL)(a)	5.50%	09/01/2023	100	104,273
Series 2012 A, RB(d)	5.00%	06/15/2037	1,515	1,516,950
Series 2012 A, RB(d)	5.13%	06/15/2043	1,250	1,251,524
Series 2012, Ref. RB(f)(g)	5.00%	06/15/2022	900	901,258
Series 2012, Ref. RB(f)(g)	5.00%	06/15/2022	2,095	2,097,928
Series 2013 NN, Ref. RB(f)(g)	5.00%	03/01/2023	700	718,164
Series 2013, RB	6.00%	10/01/2043	3,200	3,305,682
Series 2014 A, RB(b)	6.00%	10/01/2034	515	530,035
Series 2014, RB	5.25%	01/01/2044	5,500	5,273,643
Series 2015 WW, RB	5.00%	06/15/2035	3,000	3,124,379
Series 2015 WW, RB	5.00%	06/15/2036	3,000	3,122,958
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	3,000	3,236,741
Series 2017, RB	5.00%	07/15/2047	1,000	1,031,618
Series 2017, Ref. RB (INS - AGM)(a)	5.00%	06/01/2042	1,000	1,088,853
Series 2018 A, RB(b)	5.38%	09/01/2033	275	257,852
Series 2018 A, RB(b)	5.00%	10/01/2033	1,000	1,014,011
Series 2018 A, RB	5.00%	07/01/2038	350	363,209
Series 2018 A, RB(b)	5.63%	09/01/2038	765	716,563
Series 2018 A, RB(b)	5.25%	10/01/2038	2,500	2,534,733
Series 2018 A, RB(b)	6.25%	11/01/2038	525	573,532
Series 2018 A, RB	5.00%	06/15/2047	3,000	3,162,028
Series 2018 A, RB	5.00%	12/01/2048	3,000	3,138,607

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Series 2018 A, RB	5.00%	07/01/2050	$1,000	$ 1,024,827
Series 2018 A, RB(b)	6.50%	11/01/2052	2,500	2,727,796
Series 2018 B, RB(b)	6.00%	11/01/2022	130	129,960
Series 2020, RB	4.00%	11/01/2038	1,000	1,007,285
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(b)	5.00%	10/01/2039	2,000	1,764,526
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(d)	5.25%	09/15/2029	850	856,076
New Jersey (State of) Economic Development Authority (Elite Pharmaceuticals, Inc. - 2005); Series 2005 A, RB(d)	6.50%	09/01/2030	25	22,554
New Jersey (State of) Economic Development Authority (Middlesex Water Co.); Series 2019, RB(d)	4.00%	08/01/2059	4,275	4,312,830
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,239	2,491,874
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	50	50,347
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	4.00%	06/15/2050	3,100	3,042,840
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(d)	5.38%	01/01/2043	10,650	10,888,553
New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,395	1,405,154
Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,579,318
Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,463,072
Series 2017 G, Ref. RB	5.00%	07/01/2036	1,640	1,600,280
New Jersey (State of) Educational Facilities Authority (New Jersey City University); Series 2021, Ref. RB (INS - AGM)(a)	4.00%	07/01/2036	765	789,703
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2022 A, RB	5.00%	03/01/2032	2,500	3,039,977
New Jersey (State of) Educational Facilities Authority (Public Library); Series 2002 A, RB (INS - AMBAC)(a)	5.00%	09/01/2022	5	5,015
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2035	185	188,396
Series 2017 F, RB	5.00%	07/01/2036	400	406,617
Series 2017 F, RB	5.00%	07/01/2047	3,250	3,251,269
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds); Series 2020 A, RB	5.00%	07/01/2045	3,000	3,219,276
New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The)); Series 2017 B, RB (INS - AGM)(a)	5.00%	07/01/2047	2,000	2,169,066
New Jersey (State of) Health Care Facilities Financing Authority;
Series 2013, Ref. RB(f)(g)	5.00%	08/15/2023	1,960	2,036,564
Series 2017, Ref. RB	5.00%	10/01/2038	2,000	2,115,187
Series 2021, RB	4.00%	07/01/2051	3,000	3,024,083
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group); Series 2014, Ref. RB	5.00%	07/01/2044	3,000	3,107,352
New Jersey (State of) Health Care Facilities Financing Authority (Marlboro Psychiatric Hospital); Series 2013, RB	5.00%	09/15/2029	5,000	5,126,356
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGM)(a)	5.00%	07/01/2046	2,000	2,062,510
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2013 1B, RB(d)	4.75%	12/01/2043	2,000	2,011,202
Series 2019 C, Ref. RB(d)	3.63%	12/01/2049	1,000	889,048
Series 2021 C, RB(d)	3.25%	12/01/2051	500	398,913
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	870	883,080
Series 2018 BB, Ref. RB(d)	3.80%	10/01/2032	785	798,957
Series 2019 A, Ref. RB	3.00%	11/01/2044	510	472,338
Series 2019 A, Ref. RB	3.05%	11/01/2049	865	786,996
Series 2020 E, Ref. RB	2.45%	10/01/2050	555	483,594

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2037	$2,000	$ 1,130,173
Series 2008 A, RB(c)	0.00%	12/15/2038	2,000	1,050,342
Series 2010 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2028	1,200	994,028
Series 2012 A, RB(f)(g)	5.00%	06/15/2022	2,360	2,363,255
Series 2013 AA, RB	5.25%	06/15/2033	1,335	1,362,826
Series 2013 AA, RB (INS - BAM)(a)	5.25%	06/15/2033	2,530	2,585,334
Series 2018 A, Ref. RB	4.25%	12/15/2038	7,790	7,952,391
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,540	3,796,658
Series 2019 BB, RB	4.00%	06/15/2050	4,000	3,926,245
Series 2020 AA, RB	4.00%	06/15/2045	2,930	2,914,770
Series 2022, RB	4.00%	06/15/2046	2,000	1,981,434
New Jersey (State of) Turnpike Authority;
Series 2019 A, RB	5.00%	01/01/2048	2,000	2,205,088
Series 2021 A, RB	4.00%	01/01/2042	2,000	2,063,251
Newark (City of), NJ;
Series 2015 A, GO Bonds	5.00%	07/15/2029	3,000	3,188,224
Series 2015 B, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	07/15/2029	430	455,923
Series 2020 C, Ref. GO Bonds (INS - AGM)(a)	4.00%	10/01/2039	305	314,852
Newark (City of), NJ Housing Authority;
Series 2007, Ref. RB (INS - NATL)(a)	5.00%	01/01/2032	760	843,284
Series 2017, Ref. RB	4.00%	01/01/2037	1,000	1,023,167
Rutgers The State University of New Jersey;
Series 2013 J, Ref. RB(f)(g)	5.00%	05/01/2023	5,380	5,549,296
Series 2013 L, Ref. RB(f)(g)	5.00%	05/01/2023	4,000	4,125,871
Series 2013 L, Ref. RB(f)(g)	5.00%	05/01/2023	6,330	6,529,191
Salem (County of), NJ Improvement Authority (Finlaw State Office Building); Series 2021, Ref. RB (INS - AGM)(a)	4.00%	08/15/2048	1,905	1,887,862
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(d)(f)	5.00%	12/01/2023	950	973,084
South Jersey Port Corp.; Series 2016 S-1, Ref. RB	5.00%	01/01/2039	1,350	1,408,489
South Jersey Transportation Authority;
Series 2014 A, Ref. RB	5.00%	11/01/2039	3,650	3,747,606
Series 2019 A, Ref. RB (INS - AGM)(a)	5.00%	11/01/2033	750	837,216
Series 2020 A, RB	4.00%	11/01/2050	6,000	5,630,029
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	4,000	4,244,251
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,000	1,077,111
Series 2018 B, Ref. RB	5.00%	06/01/2046	3,400	3,497,482
Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(d)	5.00%	03/01/2028	55	55,114
				221,808,809

Puerto Rico–9.31%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043	15,000	15,273,663
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2024	109	100,332
Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	273	162,009
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	237	240,074
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	236	248,777
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	234	255,672
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	230	254,830
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	224	253,424
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	212	208,013
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	191	184,424
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	164	158,281
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	222	211,346
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	231	216,476
Subseries 2022, RN	0.00%	11/01/2043	1,055	547,398
Subseries 2022, RN	0.00%	11/01/2051	5,797	2,673,700

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB (Acquired 04/07/2014; Cost $346,500)(h)(i)	5.25%	07/01/2031	$550	$ 514,250
Series 2010 AAA-RSA-1, RB(h)	5.25%	07/01/2030	500	467,500
Series 2012 A, RB(h)	5.05%	07/01/2042	45	41,850
Series 2016 E-4, RB (Acquired 06/30/2016; Cost $55,033)(h)(i)	10.00%	07/01/2022	55	55,239
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(d)	6.63%	06/01/2026	175	181,373
Puerto Rico Public Finance Corp.; Series 2011 B, RB (Acquired 02/13/2012; Cost $5,318,918)(h)(i)	6.00%	08/01/2026	5,235	222,487
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2051	5,771	1,275,123
Series 2018 A-1, RB	5.00%	07/01/2058	1,371	1,397,345
Series 2019 A-2, RB	4.54%	07/01/2053	60	59,044
Series 2019 A-2B, RB	4.55%	07/01/2040	304	307,938
				25,510,568

New York–3.70%
New York & New Jersey (States of) Port Authority;
Series 2019 220, RB(d)	4.00%	11/01/2059	2,000	1,989,640
Series 2019, RB(d)	5.00%	11/01/2044	1,500	1,597,647
Series 2020, RB(d)	4.00%	07/15/2039	4,250	4,291,528
Series 2021, Ref. RB(d)	4.00%	07/15/2040	1,350	1,362,240
Two Hundred Sixth Series 2017, Ref. RB(d)	5.00%	11/15/2037	850	900,745
				10,141,800

Virgin Islands–0.66%
Tobacco Settlement Financing Corp.;
Series 2006, RB(c)	0.00%	05/15/2035	1,100	480,338
Series 2006, RB(c)	0.00%	05/15/2035	3,100	1,176,406
Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2024	50	49,102
Series 2007 A, RB	5.00%	07/01/2026	15	14,515
Series 2007 A, RB	5.00%	07/01/2027	85	81,854
				1,802,215

Northern Mariana Islands–0.48%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(d)	6.25%	03/15/2028	1,325	1,298,671

Guam–0.14%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB(f)	5.00%	10/01/2024	125	126,449
Series 2012 A, Ref. RB(f)	5.00%	10/01/2030	250	252,898
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(d)	5.75%	09/01/2031	10	10,076
				389,423
TOTAL INVESTMENTS IN SECURITIES(j)–95.27% (Cost $263,723,746)				260,951,486
FLOATING RATE NOTE OBLIGATIONS–(1.37)%
Note with an interest and fee rate of 0.86% at 05/31/2022 and a contractual maturity of collateral of 05/01/2038(k)				(3,755,000)
OTHER ASSETS LESS LIABILITIES–6.10%				16,699,889
NET ASSETS–100.00%				$273,896,375

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $11,573,892, which represented 4.23% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Security subject to the alternative minimum tax.
(e)	Underlying security related to TOB Trusts entered into by the Fund.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $1,301,326, which represented less than 1% of the Fund’s Net Assets.

(i)	Restricted security. The aggregate value of these securities at May 31, 2022 was $791,976, which represented less than 1% of the Fund’s Net Assets.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Fund’s investments with a value of $5,552,669 are held by TOB Trusts and serve as collateral for the $3,755,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$-	$260,951,486	$-	$260,951,486
Other Investments - Assets
Investments Matured	-	716,013	-	716,013
Total Investments	$-	$261,667,499	$-	$261,667,499

Invesco New Jersey Municipal Fund